SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION (Details) - Gross carrying amount [member] - CAD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost, beginning balance		$ 33,544,341		$ 46,161,855		$ 1,522,533
Additions				366,325		44,687,042
Translation differences				(110,101)		(47,720)
Impairments		(5,601,167)		(12,873,738)
Cost, ending balance		27,943,174		33,544,341		46,161,855
Accumulated amortization, beginning balance		81,238
Depreciation				81,406
Amortization				81,406
Translation differences				(168)
Accumulated amortization, ending balance		81,238		81,238
Intangible assets, ending balance		27,861,936		33,463,103		46,161,855
Computer software [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	[1]	81,238	[2]	2,350,473	[2]	672,533
Additions			[2]	366,325	[1],[2]	1,725,660	[1]
Translation differences			[2]	(110,101)	[1],[2]	(47,720)	[1]
Impairments	[2]			(2,525,459)	[1]
Cost, ending balance	[2]	81,238		81,238	[1]	2,350,473	[1]
Accumulated amortization, beginning balance	[1]	81,238	[2]		[2]
Depreciation			[2]	81,406	[2]		[1]
Amortization	[1]			81,406
Translation differences	[1],[2]			(168)
Accumulated amortization, ending balance	[2]	81,238		81,238	[1]		[1]
Intangible assets, ending balance			[2]		[1],[2]	2,350,473	[1]
Licences [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance				850,000		850,000
Additions
Translation differences
Impairments				(850,000)
Cost, ending balance						850,000
Accumulated amortization, beginning balance
Depreciation
Amortization
Translation differences
Accumulated amortization, ending balance
Intangible assets, ending balance						850,000
Patent [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		33,463,103		42,961,382
Additions						42,961,382
Translation differences		(5,601,167)
Impairments				(9,498,279)
Cost, ending balance		27,861,936		33,463,103		42,961,382
Accumulated amortization, beginning balance
Depreciation
Amortization
Translation differences
Accumulated amortization, ending balance
Intangible assets, ending balance		$ 27,861,936		$ 33,463,103		$ 42,961,382

[1]	Reclassified software development costs from Capital Work in Progress (Note 8) to Intangible Assets – Software (See Note 4)
[2]	Reclassified software development costs from Capital Work in Progress (Note 7) to Intangible Assets – Software (See Note 3)